Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MONEY MARKET FUND† - 10.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[1]	26,767,132	$26,767,132
Total Money Market Fund
(Cost $26,767,132)		26,767,132

	Face Amount
U.S. TREASURY BILLS†† - 90.3%

U.S. Treasury Bills
1.05% due 07/26/22[2]	$122,000,000	121,913,371
1.04% due 07/26/22[2]	121,000,000	120,914,082
Total U.S. Treasury Bills
(Cost $242,816,482)		242,827,453
Total Investments - 100.3%
(Cost $269,583,614)		$269,594,585
Other Assets & Liabilities, net - (0.3)%		(776,051)
Total Net Assets - 100.0%		$268,818,534

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2022.
2	Rate indicated is the effective yield at the time of purchase.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$26,767,132	$—	$—	$26,767,132
U.S. Treasury Bills	—	242,827,453	—	242,827,453
Total Assets	$26,767,132	$242,827,453	$—	$269,594,585

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 98.3%
Technology - 23.0%
Microsoft Corp.	5,067	$1,301,358
Apple, Inc.	7,310	999,423
NVIDIA Corp.	2,617	396,711
Accenture plc — Class A	1,059	294,031
Broadcom, Inc.	597	290,029
QUALCOMM, Inc.	2,022	258,290
Applied Materials, Inc.	2,429	220,991
KLA Corp.	640	204,211
Electronic Arts, Inc.	1,671	203,277
Intuit, Inc.	489	188,480
Monolithic Power Systems, Inc.	480	184,339
Total Technology		4,541,140
Financial - 20.2%
Visa, Inc. — Class A	1,950	383,935
Mastercard, Inc. — Class A	1,092	344,504
Goldman Sachs Group, Inc.	898	266,724
Prologis, Inc. REIT	2,142	252,006
Chubb Ltd.	1,241	243,956
Morgan Stanley	3,097	235,558
American International Group, Inc.	4,195	214,490
Healthcare Realty Trust, Inc. REIT	7,337	199,566
Ameriprise Financial, Inc.	832	197,750
Equity LifeStyle Properties, Inc. REIT	2,707	190,762
Equitable Holdings, Inc.	7,314	190,676
MetLife, Inc.	2,852	179,077
Fidelity National Financial, Inc.	4,689	173,306
American Tower Corp. — Class A REIT	678	173,290
Annaly Capital Management, Inc. REIT	28,234	166,863
STAG Industrial, Inc. REIT	5,170	159,650
Blackstone Mortgage Trust, Inc. — Class A REIT	4,410	122,025
New York Community Bancorp, Inc.	8,045	73,451
Crown Castle International Corp. REIT	432	72,740
AGNC Investment Corp. REIT	4,671	51,708
SL Green Realty Corp. REIT	1,118	51,596
Sun Communities, Inc. REIT	189	30,119
Mid-America Apartment Communities, Inc. REIT	63	11,004
Total Financial		3,984,756
Consumer, Non-cyclical - 18.9%
Procter & Gamble Co.	2,790	401,174
Pfizer, Inc.	7,238	379,488
AbbVie, Inc.	2,416	370,035
Eli Lilly & Co.	1,129	366,056
Merck & Company, Inc.	3,756	342,435
Abbott Laboratories	2,838	308,349
Philip Morris International, Inc.	2,855	281,903
Estee Lauder Companies, Inc. — Class A	940	239,390
Sysco Corp.	2,751	233,037
Bunge Ltd.	1,971	178,750
Bristol-Myers Squibb Co.	2,255	173,635

West Pharmaceutical Services, Inc.	572	172,955
McKesson Corp.	249	81,226
UnitedHealth Group, Inc.	119	61,122
Johnson & Johnson	334	59,288
Baxter International, Inc.	443	28,454
Elevance Health, Inc.	57	27,507
Mondelez International, Inc. — Class A	403	25,022
Total Consumer, Non-cyclical		3,729,826
Consumer, Cyclical - 10.1%
Home Depot, Inc.	1,287	352,986
Walmart, Inc.	2,283	277,567
Dollar General Corp.	994	243,967
Target Corp.	1,610	227,380
TJX Companies, Inc.	3,716	207,539
Lowe's Companies, Inc.	835	145,849
Costco Wholesale Corp.	288	138,033
Watsco, Inc.	543	129,679
WW Grainger, Inc.	280	127,241
Thor Industries, Inc.	1,428	106,714
Cummins, Inc.	183	35,416
Total Consumer, Cyclical		1,992,371
Communications - 7.0%
Comcast Corp. — Class A	7,395	290,180
AT&T, Inc.	13,140	275,415
eBay, Inc.	4,872	203,016
Fox Corp. — Class A	5,588	179,710
Fox Corp. — Class B	5,965	177,160
Paramount Global — Class B	6,863	169,379
CDW Corp.	496	78,150
Total Communications		1,373,010
Energy - 6.2%
Exxon Mobil Corp.	4,412	377,844
Pioneer Natural Resources Co.	872	194,526
EOG Resources, Inc.	1,734	191,503
Valero Energy Corp.	1,667	177,169
Chevron Corp.	1,175	170,116
Marathon Petroleum Corp.	855	70,289
ConocoPhillips	391	35,116
Total Energy		1,216,563
Industrial - 5.6%
Union Pacific Corp.	1,313	280,037
United Parcel Service, Inc. — Class B	1,448	264,318
Caterpillar, Inc.	1,241	221,841
Garmin Ltd.	2,104	206,718
Republic Services, Inc. — Class A	520	68,052
Agilent Technologies, Inc.	440	52,259
Illinois Tool Works, Inc.	5	911
Total Industrial		1,094,136
Utilities - 5.4%
NextEra Energy, Inc.	3,777	292,566
Eversource Energy	2,486	209,992
Evergy, Inc.	3,150	205,538
Vistra Corp.	8,170	186,685
UGI Corp.	4,375	168,919
Total Utilities		1,063,700

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Basic Materials - 1.9%
International Flavors & Fragrances, Inc.	1,759	$209,532
Freeport-McMoRan, Inc.	5,840	170,878
Total Basic Materials		380,410
Total Common Stocks
(Cost $21,377,200)		19,375,912

EXCHANGE-TRADED FUNDS† - 0.6%
iShares Select Dividend ETF	483	56,834
Vanguard High Dividend Yield ETF	554	56,342
Total Exchange-Traded Funds
(Cost $117,405)		113,176
Total Investments - 98.9%
(Cost $21,494,605)		$19,489,088
Other Assets & Liabilities, net - 1.1%		223,396
Total Net Assets - 100.0%		$19,712,484

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,375,912	$—	$—	$19,375,912
Exchange-Traded Funds	113,176	—	—	113,176
Total Assets	$19,489,088	$—	$—	$19,489,088

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 98.2%
Consumer, Non-cyclical - 28.7%
Procter & Gamble Co.	1,641	$235,959
Eli Lilly & Co.	682	221,125
AbbVie, Inc.	1,401	214,577
Merck & Company, Inc.	2,205	201,030
Abbott Laboratories	1,687	183,292
Pfizer, Inc.	3,462	181,513
Vertex Pharmaceuticals, Inc.*	615	173,301
Philip Morris International, Inc.	1,724	170,228
Mondelez International, Inc. — Class A	2,587	160,627
Regeneron Pharmaceuticals, Inc.*	265	156,649
Hershey Co.	673	144,803
Constellation Brands, Inc. — Class A	609	141,934
Verisk Analytics, Inc. — Class A	811	140,376
West Pharmaceutical Services, Inc.	368	111,272
Estee Lauder Companies, Inc. — Class A	321	81,749
Waters Corp.*	215	71,161
S&P Global, Inc.	190	64,041
Total Consumer, Non-cyclical		2,653,637
Technology - 21.9%
Apple, Inc.	5,041	689,205
Microsoft Corp.	2,492	640,021
NVIDIA Corp.	1,244	188,578
QUALCOMM, Inc.	1,183	151,116
Adobe, Inc.*	389	142,397
Electronic Arts, Inc.	1,089	132,477
Advanced Micro Devices, Inc.*	1,108	84,729
Total Technology		2,028,523
Communications - 13.8%
Alphabet, Inc. — Class C*	213	465,927
Amazon.com, Inc.*	3,296	350,068
Meta Platforms, Inc. — Class A*	1,149	185,276
FactSet Research Systems, Inc.	400	153,828
Arista Networks, Inc.*	1,322	123,925
Total Communications		1,279,024
Financial - 10.0%
Visa, Inc. — Class A	1,126	221,698
Marsh & McLennan Companies, Inc.	1,033	160,373
Prologis, Inc. REIT	1,347	158,474
Public Storage REIT	452	141,327

Everest Re Group Ltd.	406	113,794
AGNC Investment Corp. REIT	5,267	58,306
Mastercard, Inc. — Class A	179	56,471
Chubb Ltd.	60	11,795
Berkshire Hathaway, Inc. — Class B*	17	4,641
Total Financial		926,879
Consumer, Cyclical - 8.3%
Home Depot, Inc.	734	201,314
O'Reilly Automotive, Inc.*	230	145,305
Domino's Pizza, Inc.	365	142,244
Copart, Inc.*	1,308	142,127
Lululemon Athletica, Inc.*	447	121,857
Tesla, Inc.*	26	17,509
Total Consumer, Cyclical		770,356
Utilities - 7.8%
NextEra Energy, Inc.	2,358	182,651
Duke Energy Corp.	1,457	156,205
American Electric Power Company, Inc.	1,513	145,157
Evergy, Inc.	2,092	136,503
American Water Works Company, Inc.	704	104,734
Total Utilities		725,250
Industrial - 7.7%
Northrop Grumman Corp.	318	152,185
Illinois Tool Works, Inc.	762	138,875
Garmin Ltd.	1,397	137,255
Old Dominion Freight Line, Inc.	500	128,140
Union Pacific Corp.	326	69,529
Snap-on, Inc.	344	67,778
United Parcel Service, Inc. — Class B	121	22,088
Total Industrial		715,850
Total Common Stocks
(Cost $10,011,217)		9,099,519

EXCHANGE-TRADED FUNDS† - 1.1%
Vanguard S&P 500 ETF	144	49,950
SPDR S&P 500 ETF Trust	128	48,288
Total Exchange-Traded Funds
(Cost $97,713)		98,238
Total Investments - 99.3%
(Cost $10,108,930)		$9,197,757
Other Assets & Liabilities, net - 0.7%		69,010
Total Net Assets - 100.0%		$9,266,767

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,099,519	$—	$—	$9,099,519
Exchange-Traded Funds	98,238	—	—	98,238
Total Assets	$9,197,757	$—	$—	$9,197,757

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 98.5%
Technology - 23.1%
Microsoft Corp.	2,939	$754,824
Apple, Inc.	4,316	590,083
Broadcom, Inc.	357	173,434
Adobe, Inc.*	454	166,191
Salesforce, Inc.*	969	159,924
QUALCOMM, Inc.	1,209	154,438
NVIDIA Corp.	900	136,431
Applied Materials, Inc.	1,443	131,284
Electronic Arts, Inc.	971	118,122
Advanced Micro Devices, Inc.*	1,458	111,493
NXP Semiconductor N.V.	728	107,766
Accenture plc — Class A	215	59,695
Total Technology		2,663,685
Consumer, Non-cyclical - 21.7%
Procter & Gamble Co.	1,621	233,084
Pfizer, Inc.	4,207	220,573
AbbVie, Inc.	1,404	215,037
Eli Lilly & Co.	656	212,695
Abbott Laboratories	1,662	180,576
Bristol-Myers Squibb Co.	2,090	160,930
Mondelez International, Inc. — Class A	2,386	148,147
McKesson Corp.	422	137,660
Jazz Pharmaceuticals plc*	843	131,516
Sysco Corp.	1,492	126,387
Corteva, Inc.	2,261	122,411
Estee Lauder Companies, Inc. — Class A	432	110,017
Elevance Health, Inc.	220	106,168
West Pharmaceutical Services, Inc.	327	98,875
Constellation Brands, Inc. — Class A	400	93,224
Equifax, Inc.	455	83,165
Baxter International, Inc.	929	59,670
UnitedHealth Group, Inc.	69	35,440
Johnson & Johnson	194	34,437
Total Consumer, Non-cyclical		2,510,012
Financial - 15.2%
Visa, Inc. — Class A	1,107	217,957
Goldman Sachs Group, Inc.	522	155,044
American Tower Corp. — Class A REIT	606	154,888
Prologis, Inc. REIT	1,245	146,474
Crown Castle International Corp. REIT	852	143,460
Chubb Ltd.	721	141,734
Travelers Companies, Inc.	771	130,399
American International Group, Inc.	2,508	128,234
Equitable Holdings, Inc.	4,380	114,187
First Republic Bank	750	108,150
Ameriprise Financial, Inc.	441	104,817
W R Berkley Corp.	1,423	97,134
Berkshire Hathaway, Inc. — Class B*	217	59,245
Fidelity National Financial, Inc.	943	34,853

MetLife, Inc.	360	22,605
Total Financial		1,759,181
Communications - 13.5%
Amazon.com, Inc.*	3,973	421,972
Alphabet, Inc. — Class C*	148	323,743
Meta Platforms, Inc. — Class A*	1,444	232,845
Walt Disney Co.*	1,569	148,114
T-Mobile US, Inc.*	1,093	147,052
CDW Corp.	741	116,752
Comcast Corp. — Class A	2,508	98,414
FactSet Research Systems, Inc.	165	63,454
Total Communications		1,552,346
Consumer, Cyclical - 8.2%
Tesla, Inc.*	416	280,143
Home Depot, Inc.	695	190,617
Walmart, Inc.	1,365	165,957
Target Corp.	773	109,171
Advance Auto Parts, Inc.	621	107,489
Dollar Tree, Inc.*	576	89,769
Total Consumer, Cyclical		943,146
Industrial - 7.9%
FedEx Corp.	645	146,228
Northrop Grumman Corp.	301	144,050
Caterpillar, Inc.	721	128,886
Keysight Technologies, Inc.*	740	102,009
Union Pacific Corp.	448	95,549
Garmin Ltd.	939	92,257
AGCO Corp.	807	79,651
Illinois Tool Works, Inc.	339	61,783
Trex Company, Inc.*	1,065	57,957
Total Industrial		908,370
Energy - 4.6%
Exxon Mobil Corp.	2,564	219,581
Cheniere Energy, Inc.	943	125,447
EOG Resources, Inc.	740	81,726
ConocoPhillips	692	62,149
Chevron Corp.	258	37,353
Total Energy		526,256
Utilities - 2.8%
NextEra Energy, Inc.	2,195	170,025
Vistra Corp.	4,338	99,123
Constellation Energy Corp.	953	54,569
Total Utilities		323,717
Basic Materials - 1.5%
FMC Corp.	991	106,047
Freeport-McMoRan, Inc.	1,422	41,608
International Flavors & Fragrances, Inc.	231	27,516
Total Basic Materials		175,171
Total Common Stocks
(Cost $11,889,268)		11,361,884

EXCHANGE-TRADED FUNDS† - 0.7%
SPDR S&P 500 ETF Trust	114	43,006

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.7% (continued)
Vanguard S&P 500 ETF	119	$41,279
Total Exchange-Traded Funds
(Cost $92,638)		84,285
Total Investments - 99.2%
(Cost $11,981,906)		$11,446,169
Other Assets & Liabilities, net - 0.8%		93,714
Total Net Assets - 100.0%		$11,539,883

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,361,884	$—	$—	$11,361,884
Exchange-Traded Funds	84,285	—	—	84,285
Total Assets	$11,446,169	$—	$—	$11,446,169

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 97.0%
Consumer, Non-cyclical - 25.0%
Procter & Gamble Co.	812	$116,757
Pfizer, Inc.	2,048	107,377
Eli Lilly & Co.	304	98,566
Merck & Company, Inc.	1,003	91,443
AbbVie, Inc.	597	91,436
Abbott Laboratories	737	80,075
Philip Morris International, Inc.	726	71,685
Mondelez International, Inc. — Class A	1,012	62,835
Sysco Corp.	667	56,502
Corteva, Inc.	953	51,595
Johnson & Johnson	278	49,348
Jazz Pharmaceuticals plc*	291	45,399
Constellation Brands, Inc. — Class A	186	43,349
Elevance Health, Inc.	82	39,572
Baxter International, Inc.	270	17,342
Coca-Cola Co.	127	7,990
PepsiCo, Inc.	30	5,000
Total Consumer, Non-cyclical		1,036,271
Financial - 19.3%
Berkshire Hathaway, Inc. — Class B*	238	64,979
Goldman Sachs Group, Inc.	216	64,156
Prologis, Inc. REIT	510	60,001
Chubb Ltd.	301	59,171
Crown Castle International Corp. REIT	336	56,576
MetLife, Inc.	802	50,357
Travelers Companies, Inc.	297	50,232
American International Group, Inc.	965	49,340
Everest Re Group Ltd.	158	44,284
Northern Trust Corp.	455	43,899
Ameriprise Financial, Inc.	176	41,832
Equitable Holdings, Inc.	1,541	40,174
First Republic Bank	254	36,627
Fidelity National Financial, Inc.	990	36,590
JPMorgan Chase & Co.	258	29,053
Hartford Financial Services Group, Inc.	345	22,573
Equity LifeStyle Properties, Inc. REIT	240	16,913
Bank of America Corp.	492	15,316
Mid-America Apartment Communities, Inc. REIT	46	8,035
Synchrony Financial	242	6,684
Intercontinental Exchange, Inc.	27	2,539
American Financial Group, Inc.	12	1,666
Total Financial		800,997
Industrial - 12.7%
United Parcel Service, Inc. — Class B	368	67,175
Northrop Grumman Corp.	128	61,257
Caterpillar, Inc.	310	55,416
FedEx Corp.	240	54,410
Keysight Technologies, Inc.*	333	45,904
Parker-Hannifin Corp.	182	44,781
Garmin Ltd.	450	44,212

Masco Corp.	853	43,162
Fortune Brands Home & Security, Inc.	568	34,012
Allegion plc	323	31,622
Snap-on, Inc.	130	25,614
Republic Services, Inc. — Class A	112	14,657
Agilent Technologies, Inc.	39	4,632
Total Industrial		526,854
Consumer, Cyclical - 10.5%
Home Depot, Inc.	322	88,315
Walmart, Inc.	599	72,826
Dollar Tree, Inc.*	339	52,833
Cummins, Inc.	250	48,383
WW Grainger, Inc.	95	43,171
Target Corp.	264	37,285
Advance Auto Parts, Inc.	198	34,272
General Motors Co.*	961	30,521
TJX Companies, Inc.	525	29,321
Total Consumer, Cyclical		436,927
Technology - 7.8%
Accenture plc — Class A	266	73,855
QUALCOMM, Inc.	512	65,403
Applied Materials, Inc.	593	53,951
KLA Corp.	164	52,329
Entegris, Inc.	369	33,996
Electronic Arts, Inc.	192	23,357
Microchip Technology, Inc.	232	13,475
Marvell Technology, Inc.	174	7,574
Total Technology		323,940
Energy - 6.4%
Chevron Corp.	643	93,094
Exxon Mobil Corp.	912	78,104
Pioneer Natural Resources Co.	201	44,839
EOG Resources, Inc.	283	31,254
Valero Energy Corp.	172	18,280
Total Energy		265,571
Utilities - 6.3%
Duke Energy Corp.	563	60,359
NextEra Energy, Inc.	662	51,279
Evergy, Inc.	674	43,978
Vistra Corp.	1,861	42,524
Public Service Enterprise Group, Inc.	447	28,286
Constellation Energy Corp.	353	20,213
UGI Corp.	229	8,842
AES Corp.	191	4,013
Total Utilities		259,494
Communications - 6.1%
Walt Disney Co.*	697	65,797
Comcast Corp. — Class A	1,364	53,523
CDW Corp.	275	43,329
AT&T, Inc.	2,028	42,507
eBay, Inc.	777	32,377
Paramount Global — Class B	589	14,537
Verizon Communications, Inc.	15	761
Total Communications		252,831
Basic Materials - 2.9%
FMC Corp.	376	40,236
Freeport-McMoRan, Inc.	1,340	39,209

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Basic Materials - 2.9% (continued)
DuPont de Nemours, Inc.	704	$39,128
Total Basic Materials		118,573
Total Common Stocks
(Cost $3,988,171)		4,021,458

EXCHANGE-TRADED FUNDS† - 1.7%
iShares S&P 500 Value ETF	501	68,867
Total Exchange-Traded Funds
(Cost $73,534)		68,867
Total Investments - 98.7%
(Cost $4,061,705)		$4,090,325
Other Assets & Liabilities, net - 1.3%		54,087
Total Net Assets - 100.0%		$4,144,412

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,021,458	$—	$—	$4,021,458
Exchange-Traded Funds	68,867	—	—	68,867
Total Assets	$4,090,325	$—	$—	$4,090,325

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$269,583,614	$10,971	$–	$10,971
RBP® Dividend Fund	21,623,849	636,222	(2,770,983)	(2,134,761)
RBP® Large-Cap Defensive Fund	10,149,542	387,141	(1,338,926)	(951,785)
RBP® Large-Cap Market Fund	12,002,683	788,045	(1,344,559)	(556,514)
RBP® Large-Cap Value Fund	4,067,729	349,806	(327,210)	22,596

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.